Performance B.1. Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Nov. 12, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,617	[1]	$ 4,171	$ 4,336
Guatemala joint ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of controlling interest acquired					45.00%
Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(4)		(4)
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,414		1,346	1,532
Paraguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	555		544	610
Bolivia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	623		584	639
El Salvador
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	445		389	386
Tanzania
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	357		366	382
Nicaragua
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	238		220	157
Costa Rica
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	141		140	153
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	632		585	475
Guatemala
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	223		0	0
Guatemala | Guatemala joint ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of controlling interest acquired					45.00%
Other operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2		3	4
Other operations | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(13)		(5)	(3)
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,354		3,971	4,130
Service revenue | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(4)		(4)
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,347		2,116	2,150
Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,947		1,803	1,928
Cable and other fixed services | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(2)		(1)
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60		52	51
Other | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(2)		(2)
Telephone and equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	263		201	206
Total revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,617		$ 4,171	$ 4,336

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.